SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments - Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accounting Policies [Abstract]
Accounts receivable, net	$ 4,300
Allowance for credit loss	$ 0	$ 566	$ 807
Trade account receivable, percentage outstanding	99.10%